Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 – Basis of Preparation

A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards (IFRSs) as issued by the International Accounting Standards Board (IFRS Accounting Standards).

The consolidated financial statements were authorized by the Company’s Board of Directors for issuance on April 30, 2026.

B.	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The euro is the currency that represents the principal economic environment in which the Company operates.

C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following assets and liabilities:

(i)	Investment in investee accounted for using the equity method;

(ii)	Non-current assets and disposal groups held-for-sale;

(iii)	Financial instruments measured at fair value through other comprehensive income;

(iv)	Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss; and

(v)	Deferred tax assets and liabilities.

(vi)	Provisions;

D.	Operating cycle

The operating cycle of the Company is one year.

E.	Use of estimates and judgments

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions, that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The determination of accounting estimates used in the preparation of the Company’s financial statements requires the Company’s management to make assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:

The Company examines at the end of each reporting period whether there have been any events or changes in circumstances that indicate impairment of cash-generating units. When an indication of impairment is revealed, the Company checks whether the carrying amount of the cash-generating units is recoverable. An impairment loss is recognized if the carrying amount of the cash-generating unit exceeds its estimated recoverable amount. For more information see Note 6D1.

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. Principal assumptions of this estimate are unobservable inputs used in the valuation model (especially standard deviation and discount rates) and a possible effect of this estimate is profit or loss from a change in the fair value of those financial assets and derivatives. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

A principal assumption of this estimate is the probability that in the future there will be taxable profits against which carried forward losses can be utilized. A possible effect of this estimate is recognition or reversal of deferred tax asset in profit or loss. See Note 19 regarding taxes on income.

Purchase price allocation:

The Company applies the acquisition method and allocates the consideration transferred to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The determination of the fair values of identifiable intangible assets involves significant judgment and estimates, including, among others, assumptions regarding future revenue and cash flow forecasts, the expected utilization and regulatory terms of the licenses, expected operating costs, and discount rates reflecting the risks associated with the underlying assets. See note 6A regarding the purchase price allocation of Dorad’s shares.

Determination of fair value:

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in Note 15 regarding share-based payments and Note 21 regarding financial instruments.